Richard H. Kirk Vice President, Corporate Counsel
The Prudential Insurance Company of America 751 Broad Street, Newark, NJ 07102-3777 Tel 203-925-3707 richard.kirk@prudential.com

March 14, 2024

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Pruco Life Insurance Company (Registrant)
    Post-Effective Amendment No. 1 to Registration Statement on Form S-3
    SEC File No. 333-267462

Members of the Commission:

On behalf of the above-referenced Registrant, submitted for filing is Post-Effective Amendment No. 1 (“PEA No. 1”) to the Registration Statement filed on Form S-3.

The purpose of this filing is to amend the Registration Statement for Prudential FlexGuard® Income Select Index-Linked and Variable Annuity B Series to include the following changes to the Prospectus: (1) disclosure describing a new Index Strategy, the Enhanced Cap Rate Index Strategy; (2) a new Contingent Deferred Sales Charge schedule for Contracts with applications signed on or after July 1, 2024; and (3) a new interim value calculation for Contracts issued on or after July 1, 2024.

If you have any questions, please call me at (203) 925-3707.

Very truly yours,

/s/ Richard H. Kirk
Richard H. Kirk
Vice President, Corporate Counsel